UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)
200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices)	(Zip code)
SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA 02116
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Money Market Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT – 12.6%
U.S. Treasury Bill
2.408%, 04/02/2019	$30,361,000	$30,358,997
2.411%, 04/02/2019	56,895,000	56,891,242
2.413%, 04/02/2019	35,000,000	34,997,686
2.431%, 04/11/2019	89,150,000	89,090,666
U.S. Treasury Note
2.495%, 07/31/2019	38,009,000	37,870,447
TOTAL U.S. GOVERNMENT
(Cost $249,209,038)		$249,209,038

U.S. GOVERNMENT AGENCY – 89.3%
Federal Agricultural Mortgage Corp.
2.281%, 04/01/2019	$115,000,000	115,000,000
2.414%, 04/05/2019	15,182,000	15,177,985
2.459%, (1 month LIBOR - 0.060%),
07/25/2019 (A)	30,000,000	30,000,000
2.469%, (1 month LIBOR - 0.050%),
06/25/2019 (A)	19,918,000	19,918,000
2.470%, 08/30/2019	18,992,000	18,991,995
2.474%, (1 month LIBOR - 0.050%),
04/02/2019 (A)	27,703,000	27,703,000
2.504%, (3 month LIBOR - 0.145%),
03/02/2020 (A)	22,919,000	22,919,000
2.506%, 04/18/2019	6,326,000	6,322,891
2.514%, (SOFR + 0.050%), 03/18/2020 (A)	7,783,000	7,783,000
2.528%, (1 month LIBOR), 09/30/2019 (A)	20,024,000	20,024,000
2.531%, 08/19/2019	11,381,000	11,381,000
2.557%, 07/26/2019	8,676,000	8,632,824
2.585%, (Prime rate - 2.950%),
11/27/2019 (A)	12,062,000	12,062,000
2.656%, 07/03/2019	4,750,000	4,736,860
Federal Farm Credit Bank
2.182%, 04/16/2019	7,823,000	7,815,992
2.403%, (Prime rate - 3.060%),
04/25/2019 (A)	7,400,000	7,400,342
2.429%, (1 month LIBOR - 0.040%),
04/24/2019 (A)	6,961,000	6,961,221
2.433%, (Prime rate - 3.105%),
04/10/2019 (A)	7,970,000	7,969,990
2.444%, (1 month LIBOR - 0.060%),
04/03/2019 (A)	2,219,000	2,219,002
2.448%, (1 month LIBOR + 0.190%),
05/16/2019 (A)	3,752,000	3,753,204
2.454%, (Prime rate - 3.080%),
09/13/2019 (A)	7,982,000	7,982,000
2.456%, (1 month LIBOR + 0.170%),
11/14/2019 (A)	2,057,000	2,060,022
2.458%, (1 month LIBOR + 0.190%),
08/19/2019 (A)	24,774,000	24,797,652
2.459%, (Prime rate - 3.080%),
06/27/2019 (A)	12,084,000	12,083,852
2.462%, (1 month LIBOR - 0.080%),
11/20/2019 (A)	9,729,000	9,727,754
2.463%, (1 month LIBOR + 0.180%),
10/24/2019 (A)	3,068,000	3,072,095
2.464%, (Prime rate - 3.075%),
09/05/2019 (A)	18,548,000	18,547,601
2.464%, (1 month LIBOR - 0.105%),
09/25/2019 (A)	1,575,000	1,574,622
2.464%, (1 month LIBOR - 0.085%),
05/24/2019 (A)	2,273,000	2,272,900
2.466%, 04/25/2019	9,189,000	9,181,401
2.468%, (1 month LIBOR + 0.019%),
06/20/2019 (A)	6,000,000	6,003,224
2.473%, (1 month LIBOR - 0.140%),
07/02/2019 (A)	5,727,000	5,725,714
2.474%, (1 month LIBOR + 0.190%),
07/26/2019 (A)	1,610,000	1,611,278
2.475%, (1 month LIBOR - 0.085%),
05/30/2019 (A)	7,835,000	7,834,571
2.479%, (3 month USBMMY + 0.055%),
01/27/2020 (A)	15,770,000	15,774,433
2.481%, (1 month LIBOR + 0.185%),
08/09/2019 (A)	469,000	469,388
2.483%, (1 month LIBOR - 0.115%),
05/07/2019 (A)	1,589,000	1,588,869
2.485%, (1 month LIBOR - 0.025%),
06/24/2019 (A)	2,789,000	2,789,059
2.489%, (1 month LIBOR + 0.050%),
02/10/2020 (A)	360,000	360,272
2.495%, (1 month LIBOR + 0.180%),
10/11/2019 (A)	2,000,000	2,002,245
2.501%, (3 month USBMMY + 0.100%),
06/27/2019 (A)	1,216,000	1,216,168
2.501%, (3 month USBMMY + 0.100%),
07/03/2019 (A)	1,326,000	1,326,199
2.502%, (3 month USBMMY + 0.090%),
06/19/2019 (A)	950,000	950,098
2.508%, (1 month LIBOR + 0.010%),
08/24/2020 (A)	1,204,000	1,204,367
2.509%, (3 month USBMMY + 0.090%),
07/26/2019 (A)	2,523,000	2,523,325
2.509%, (1 month LIBOR - 0.135%),
06/13/2019 (A)	3,994,000	3,993,106
2.515%, (3 month USBMMY + 0.050%),
11/04/2019 (A)	7,901,000	7,900,744
2.520%, (1 month LIBOR), 09/25/2020 (A)	16,549,000	16,548,996
2.522%, (1 month LIBOR), 05/26/2020 (A)	2,317,000	2,317,309
2.523%, (1 month LIBOR - 0.080%),
06/01/2020 (A)	8,445,000	8,437,335
2.527%, (1 month LIBOR), 04/27/2020 (A)	19,718,000	19,717,419
2.530%, (3 month USBMMY + 0.150%),
04/12/2019 (A)	8,020,000	8,020,194
2.537%, (1 month LIBOR), 10/07/2020 (A)	7,591,000	7,588,630
2.545%, (U.S. Federal Funds Effective Rate
+ 0.120%), 02/18/2020 (A)	3,955,000	3,955,677
2.550%, (3 month USBMMY + 0.085%),
08/08/2019 (A)	12,115,000	12,114,784
2.551%, 07/05/2019	6,835,000	6,809,154
2.551%, (1 month LIBOR + 0.025%),
08/25/2020 (A)	7,595,000	7,594,444
2.555%, (1 month LIBOR + 0.025%),
01/22/2021 (A)	3,773,000	3,772,679
2.565%, (Prime rate - 2.970%),
01/24/2020 (A)	16,170,000	16,170,000
2.576%, (Prime rate - 2.980%),
02/20/2020 (A)	7,914,000	7,912,568
2.583%, (3 month LIBOR - 0.180%),
05/17/2019 (A)	7,928,000	7,927,656
2.586%, (Prime rate - 2.930%),
09/24/2020 (A)	776,000	776,221
2.592%, (3 month LIBOR - 0.130%),
02/03/2020 (A)	7,212,000	7,215,091
2.596%, (Prime rate - 2.980%),
11/12/2020 (A)	776,000	775,503
2.599%, (Prime rate - 2.960%),
07/09/2020 (A)	14,000,000	13,995,924
2.599%, 07/05/2019	3,797,000	3,781,577
2.606%, (Prime rate - 2.950%),
07/20/2020 (A)	3,985,000	3,983,945
2.606%, (Prime rate - 2.930%),
10/29/2019 (A)	8,114,000	8,114,000

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
2.612%, (Prime rate - 2.930%),
08/27/2020 (A)	8,830,000	$8,829,200
2.614%, 06/20/2019	379,000	377,854
2.621%, (3 month USBMMY + 0.160%),
01/19/2021 (A)	7,783,000	7,783,000
2.626%, (Prime rate - 2.915%),
12/17/2020 (A)	6,500,000	6,499,451
2.636%, (3 month LIBOR - 0.060%),
10/25/2019 (A)	5,458,000	5,461,418
2.636%, (Prime rate - 2.910%),
12/11/2019 (A)	18,331,000	18,329,726
2.642%, (3 month LIBOR - 0.120%),
01/27/2020 (A)	10,232,000	10,235,243
2.655%, 07/08/2019	13,506,000	13,410,408
2.655%, 10/18/2019	566,000	561,591
2.657%, 09/10/2019	7,899,000	7,806,937
2.661%, (3 month LIBOR - 0.135%),
10/29/2020 (A)	15,044,000	15,042,229
2.671%, 11/19/2019	11,439,000	11,248,070
2.722%, 09/24/2019	11,813,000	11,659,956
2.781%, 12/04/2019	6,500,000	6,498,973
Federal Home Loan Bank
2.312%, (3 month LIBOR - 0.160%),
06/12/2019 (A)	3,065,000	3,065,956
2.333%, 04/01/2019	44,088,000	44,088,000
2.397%, (3 month LIBOR - 0.160%),
06/05/2019 (A)	11,495,000	11,496,554
2.403%, 04/02/2019	41,810,000	41,807,248
2.423%, 04/03/2019	12,878,000	12,876,290
2.425%, 04/10/2019	29,227,000	29,209,537
2.439%, 05/03/2019	22,655,000	22,606,669
2.441%, (3 month LIBOR - 0.160%),
05/28/2019 (A)	9,575,000	9,575,923
2.442%, 04/05/2019	41,817,000	41,805,812
2.443%, 06/21/2019	7,765,000	7,742,679
2.445%, 04/12/2019	24,304,000	24,286,103
2.446%, 04/24/2019	8,278,000	8,265,260
2.449%, 04/17/2019	25,481,000	25,453,671
2.450%, (3 month LIBOR - 0.320%),
04/05/2019 (A)	47,785,000	47,785,313
2.456%, (3 month LIBOR - 0.160%),
06/20/2019 (A)	19,175,000	19,177,152
2.458%, (1 month LIBOR - 0.120%),
04/01/2019 (A)	37,975,000	37,975,000
2.461%, 05/13/2019	1,268,000	1,264,420
2.463%, (1 month LIBOR - 0.110%),
04/22/2019 (A)	785,000	784,978
2.464%, (1 month LIBOR - 0.090%),
06/21/2019 (A)	3,335,000	3,334,749
2.465%, 05/10/2019	836,000	833,804
2.468%, (1 month LIBOR - 0.125%),
07/16/2019 (A)	9,480,000	9,477,856
2.470%, (1 month LIBOR - 0.135%),
05/09/2019 (A)	6,305,000	6,304,482
2.484%, (1 month LIBOR - 0.070%),
07/19/2019 (A)	1,595,000	1,594,820
2.484%, (1 month LIBOR - 0.090%),
07/16/2019 (A)	2,950,000	2,949,500
2.484%, (SOFR + 0.020%), 07/17/2019 (A)	11,745,000	11,745,000
2.484%, (SOFR + 0.020%), 08/27/2019 (A)	10,965,000	10,965,000
2.485%, (1 month LIBOR - 0.080%),
11/13/2019 (A)	4,270,000	4,269,157
2.486%, (1 month LIBOR - 0.070%),
12/27/2019 (A)	1,575,000	1,574,631
2.486%, (1 month LIBOR - 0.090%),
12/27/2019 (A)	1,340,000	1,339,487
2.486%, (1 month LIBOR - 0.080%),
02/07/2020 (A)	10,445,000	10,440,526
2.486%, (1 month LIBOR - 0.040%),
04/17/2020 (A)	870,000	869,914
2.487%, 04/22/2019	80,327,000	80,212,249
2.493%, (1 month LIBOR - 0.095%),
01/02/2020 (A)	1,395,000	1,394,325
2.499%, (3 month Treasury Bill Rate +
0.070%), 01/30/2020 (A)	7,865,000	7,869,592
2.508%, (3 month LIBOR - 0.160%),
05/24/2019 (A)	17,680,000	17,680,449
2.510%, 04/02/2020	22,795,000	22,795,000
2.512%, (1 month LIBOR - 0.025%),
04/20/2020 (A)	1,520,000	1,519,771
2.514%, 07/24/2019	5,488,000	5,445,248
2.522%, 07/12/2019	760,000	757,802
2.524%, 05/02/2019	19,720,000	19,719,769
2.528%, 08/05/2019	760,000	755,719
2.535%, 06/14/2019	15,105,000	15,077,576
2.540%, 05/31/2019	28,000,000	27,883,567
2.567%, 02/14/2020	5,795,000	5,773,750
2.590%, (3 month LIBOR - 0.135%),
12/18/2020 (A)	855,000	853,935
2.638%, (3 month LIBOR - 0.320%),
04/09/2019 (A)	19,795,000	19,794,452
2.644%, (3 month LIBOR - 0.163%),
07/05/2019 (A)	3,665,000	3,665,243
2.663%, (3 month LIBOR - 0.320%),
04/12/2019 (A)	400,000	399,982
2.668%, (3 month LIBOR - 0.175%),
05/08/2020 (A)	4,365,000	4,361,756
2.758%, 10/21/2019	7,000,000	6,952,217
Federal Home Loan Mortgage Corp.
2.453%, (3 month LIBOR - 0.215%),
06/07/2019 (A)	15,184,000	15,183,207
2.489%, (SOFR + 0.025%), 05/08/2019 (A)	12,122,000	12,122,000
2.535%, 05/24/2019	1,603,000	1,600,161
2.568%, (3 month LIBOR - 0.165%),
07/05/2019 (A)	656,000	656,167
2.657%, 07/18/2019	10,166,000	10,086,705
Federal National Mortgage Association
2.312%, 04/01/2019	25,000,000	25,000,000
2.502%, 09/12/2019	7,535,000	7,509,354
2.502%, 06/21/2019	4,659,000	4,647,612
2.535%, (SOFR + 0.070%), 10/30/2019 (A)	4,033,000	4,033,000
2.544%, (SOFR + 0.160%), 01/30/2020 (A)	11,628,000	11,635,752
2.563%, 10/17/2019	3,106,000	3,082,086
2.585%, (SOFR + 0.120%), 07/30/2019 (A)	55,000,000	55,000,000
2.631%, 07/26/2019	765,000	761,403
2.691%, 08/23/2019	2,503,000	2,488,039
2.712%, 08/23/2019	3,930,000	3,907,732
2.729%, 09/30/2019	1,165,000	1,156,463
Tennessee Valley Authority
2.420%, 04/02/2019	51,761,000	51,757,569
2.445%, 04/09/2019	49,387,000	49,360,551
2.471%, 04/16/2019	3,070,000	3,066,885
TOTAL U.S. GOVERNMENT AGENCY
(Cost $1,763,551,006)		$1,763,551,006
Total Investments (Money Market Trust)
(Cost $2,012,760,044) – 101.9%		$2,012,760,044
Other assets and liabilities, net – (1.9%)		(37,195,594)
TOTAL NET ASSETS – 100.0%		$1,975,564,450

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.

Notes to Portfolio of Investments (unaudited)

Security valuation. Securities in the portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant Net Asset Value per share of $1.00, but there can be no assurance that it will be able to do so.

In order to value the securities, the portfolio uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolio’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2019, all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the portfolio’s significant accounting policies, please refer to the portfolio’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 16, 2019

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 16, 2019